CONSOLIDATED CONDENSED INTERIM STATEMENT OF CASH FLOW - ARS ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the Period before Income Tax	$ 1,464,148,559	$ 718,605,511
Adjustments to Obtain Operating Activities Flows:
Impairment Charge	458,717,543	260,783,399
Depreciation and Impairment of Assets	114,169,335	125,668,854
Loss on Net Monetary Position	1,976,507,788	1,879,249,913
Exchange Rate Differences on Foreign Currency	(129,122,763)	(394,622,358)
Other Adjustments	(2,296,003,479)	(3,109,650,444)
Net (Increases)/Decreases from Operating Assets
Debt Securities measured at Fair Value through Profit or Loss	57,660,314	228,323,107
Derivative Financial Instruments	64,614,523	(89,188,047)
Repurchase Transactions	667,819,140	26,838,106
Other Financial Assets	(265,304,242)	43,822,514
Loans and Other Financing
Other Financial Institutions	44,258,912	(127,952,101)
Non-Financial Private Sector and Residents Abroad	(5,933,301,765)	(3,296,124,455)
Non-Financial Public Sector	(2,260,597)	3,208,362
Other Debt Securities	618,986,595	(408,016,365)
Financial Assets Pledged as Collateral	(343,744,758)	(231,285,430)
Investments in Equity Instruments	(7,653,513)	(5,816,495)
Other Non-financial Assets	38,491,493	38,932,549
Non-current Assets Held for Sale	131,910	(81,206)
Deposits
Financial Sector	(1,169,177)	8,981,285
Non-Financial Private Sector and Residents Abroad	7,958,533,088	5,954,420,049
Non-Financial Public Sector	608,619,933	736,426,462
Liabilities at Fair Value through Profit or Loss	(94,394,565)	3,262,650
Derivative Financial Instruments	4,541,140	25,533,537
Other Financial Liabilities	660,608,598	(162,666,736)
Provisions	40,960,338	(31,293,893)
Other Non-Financial Liabilities	(168,669,992)	(138,341,953)
Income Tax Payments	(696,562,638)	(123,452,356)
NET CASH GENERATED BY OPERATING ACTIVITIES (A)	4,840,581,720	1,935,564,459
Payments
Purchase of Property, Plant and Equipment and Intangible Assets	(134,689,997)	(92,996,400)
Capital Contributions in Investments in Subsidiaries, Associates and Joint Ventures	0	(2,880,091)
Collections
Sales of Property, Plant and Equipment and Intangible Assets	676,562	1,771,881
Dividends earned	4,162,506	0
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(129,850,929)	(94,104,610)
Payments
Issued Debt Securities	(147,580,752)	(265,767,216)
Financing from the Argentine Central Bank and Other Financial Institutions	(544,068,939)	(459,349,890)
Dividends paid	(569,245,148)	(362,813,644)
Leases	(8,325,262)	(10,134,919)
Collections
Issued Debt Securities	211,642,763	139,605,860
Financing from the Argentine Central Bank and Other Financial Institutions	611,249,846	507,620,720
NET CASH (USED IN)/GENERATED BY FINANCING ACTIVITIES (C)	(446,327,492)	(450,839,089)
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	545,449,758	1,519,415,666
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	4,809,853,057	2,910,036,426
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(3,773,487,097)	(4,462,653,799)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	6,586,101,374	8,328,438,383
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 7,622,467,334	$ 6,775,821,010